Basic and Diluted Net Loss Per Share - Summary of Computation of Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Numerator:
Net income (loss)	$ (84,938)	$ 82,289	$ (35,287)	$ (30,098)	$ (2,649)	$ (65,385)	$ (197,024)	$ (134,327)	$ (108,087)
Adjust: Accretion of beneficial conversion feature of redeemable convertible preferred stock	0		58,625		0	58,625	60,377	0	0
Adjust: Cumulative dividends on redeemable convertible preferred stock	0				(4,292)
Adjust: Deemed dividends attributable to vested option holders	0				(51,855)
Adjust: Deemed dividends attributable to common stock warrant holders	0				(110,635)
Net loss attributable to common stockholders - Basic	(84,938)		(93,912)		(169,431)	(124,010)	$ (274,200)	$ (134,327)	$ (108,087)
Less: Gain attributable to earnout shares issued	0				(84,420)
Less: Change in fair value of dilutive warrants	(7,427)				(53,540)
Net loss attributable to common stockholders - Diluted	$ (92,365)		$ (93,912)		$ (307,391)	$ (124,010)
Denominator:
Weighted average common shares outstanding	312,465,016		13,537,501		266,473,703	12,822,481	15,116,763	8,893,787	4,342,517
Less: Weighted-average unvested restricted shares and shares subject to repurchase	(237,490)		(68,824)		(276,221)	0
Weighted average shares outstanding - Basic	312,227,526		13,468,677		266,197,482	12,822,481
Add: Earnout Shares under the treasury stock method	0		0		7,464,203	0
Add: Public and Private Placement Warrants under the treasury stock method	1,374,574		0		1,915,315	0
Weighted average shares outstanding - Diluted	313,602,100		13,468,677		275,577,000	12,822,481
Net loss per share attributable to common stockholders, basic and diluted							$ (18.14)	$ (15.10)	$ (24.89)
Net loss per share - Basic	$ (0.27)		$ (6.97)		$ (0.64)	$ (9.67)
Net loss per share - Diluted	$ (0.29)		$ (6.97)		$ (1.12)	$ (9.67)